Schedule of investments in equity securities and mutual funds level 3 (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at 30 June 2026	$ 804,266
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Acquired through business combinations	449,510
Additions — India Realty Excellence Fund VI drawdown, 29 April 2026	12,795
Gains recognised in profit or loss	31,657
Exchange differences	(19,166)
Balance at 30 June 2026	$ 474,796